GCAT 2024-INV1 Trust ABS-15G

Exhibit 99.13

Client Name:	Bank of America Corporation
Client Project Name:	GCAT 2024-INV1
Start - End Dates:	5/2021 - 8/2023
Report Run Date:	1/3/2024

Loan Level Tape Compare Upload

Loans in Report	1
Loan Number	Alternate Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
XXXXXX	GCAT2024INV10309	XXXXXX	Property Street Address	XXXXXX	XXXXXX

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